Non-controlling shareholders (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	May 26, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-controlling Shareholders
Non-controlling shareholders percentage		50.00%
Obligation to invest				R$ 10,000
Effectively diluting Percentage	50.00%
Received correspond			R$ 5,000
Total investment Percentage		50.00%	50.00%